COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 01, 2021	Oct. 24, 2020
COMMITMENTS AND CONTINGENCIES
Issue price per share			$ 10.00
Deferred underwriting commissions	$ 11,697,550
Over allotment
COMMITMENTS AND CONTINGENCIES
Underwriting option period	45 days	45 days
Number of units granted to underwriters	4,500,000	4,500,000
Shares issued underwriters	3,421,570	3,421,570
Issue price per share		$ 0.35
Deferred fee per Unit	$ 0.35
Deferred underwriting commissions		$ 11,697,550
Number of units expired and unexercised				1,078,430